Contract liabilities	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Contract liabilities
39	Contract liabilities

	2021	2020
	RMB million	RMB million
Unredeemed credits under the frequent flyer award programs (Note)	1,459	1,451
Others	83	62

	1,542	1,513

Note:
As at December 31, 2021, unredeemed credits under the frequent flyer award programs represent the aggregated amounts of the transaction price allocated to the remaining performance obligation, which is expected to be recognized as revenue in the future when the customers obtain control of the goods or services. Movement of unredeemed credits under the frequent flyer award programs is set out below:

	2021	2020
	RMB million	RMB million
Balance at January 1	3,196	3,331
-Current	1,451	1,568
-Non-current	1,745	1,763

Addition as a result of increase of the unredeemed credits under the frequent flyer award programs	1,628	1,270
Reduction as a result of revenue recognized during the year	(1,763)	(1,405)
-Recognized as revenue from opening balance of contract liabilities	(1,344)	(1,192)
-Recognized as revenue from current year addition of contract liabilities	(419)	(213)

Balance at December 31	3,061	3,196

Representing:
-Current	1,459	1,451
-Non-current (Note 41)	1,602	1,745